TRADE PAYABLES AND ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2025
Trade Payables And Accrued Liabilities
TRADE PAYABLES AND ACCRUED LIABILITIES

NOTE 7 – TRADE PAYABLES AND ACCRUED LIABILITIES

	March 31, 2025	December 31, 2024
Trades payables	$508,345	$322,235
VAT, income and dividend taxes payable	7,813	29,625
Salaries payable	59,979	50,078
	$576,137	$401,938

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2025

(Expressed in Canadian dollars)

(Unaudited)